STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Issuance expenses for issuance of shares related to private placement	$ 35